SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Feb. 29, 2020 CAD ($) Share Year	Aug. 31, 2019 Share	Aug. 31, 2018 Share	Aug. 31, 2017 Share
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement	3,182,500	1,554,000	308,550	438,228
Number of share options exercisable in share-based payment arrangement
Exercise price of outstanding share options | $	$ 2.20
Weighted average remaining contractual life of outstanding share options | Year	4.44